SHARE CAPITAL AND RESERVES (Details 1)	9 Months Ended
	Dec. 31, 2025 $ / shares	Mar. 31, 2025 $ / shares	Mar. 31, 2024 $ / shares
Statement [Line Items]
Number of options outstanding	6,012,000
Number of options exercisable	5,784,000
Weighted average exercise price outstanding, beginning	$ 0.153	$ 0.102	$ 0.000
Weighted average remaining contractual life (years)	3 years 1 month 6 days
Exercise Price 1
Statement [Line Items]
Number of options outstanding	120,000
Number of options exercisable	120,000
Weighted average exercise price outstanding, beginning	$ 0.125
Weighted average remaining contractual life (years)	3 months 10 days
Exercise Price 2
Statement [Line Items]
Number of options outstanding	5,100,000
Number of options exercisable	5,100,000
Weighted average exercise price outstanding, beginning	$ 0.105
Weighted average remaining contractual life (years)	3 years 2 months 19 days
Exercise Price 3
Statement [Line Items]
Number of options outstanding	302,000
Number of options exercisable	302,000
Weighted average exercise price outstanding, beginning	$ 0.105
Weighted average remaining contractual life (years)	1 year 2 months 19 days
Exercise Price 4
Statement [Line Items]
Number of options outstanding	290,000
Number of options exercisable	87,000
Weighted average exercise price outstanding, beginning	$ 0.670
Weighted average remaining contractual life (years)	4 years 1 month 6 days
Exercise Price 5
Statement [Line Items]
Number of options outstanding	100,000
Number of options exercisable	100,000
Weighted average exercise price outstanding, beginning	$ 0.680
Weighted average remaining contractual life (years)	4 years 5 months 26 days
Exercise Price 6
Statement [Line Items]
Number of options outstanding	100,000
Number of options exercisable	75,000
Weighted average exercise price outstanding, beginning	$ 0.770
Weighted average remaining contractual life (years)	1 year 6 months 7 days